STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 11. STOCK-BASED COMPENSATION

In connection with the Closing, the Company adopted the Tevogen Bio Holdings Inc. 2024 Omnibus Incentive Plan (the “2024 Plan”) and no longer grants awards pursuant to the 2020 Equity Incentive Plan (the “2020 Plan”). Each RSU award granted under the 2020 Plan that was outstanding and unvested as of the Closing Date was automatically canceled and converted into an award under the 2024 Plan with respect to the common stock of the Company (the “Rollover RSUs”). Such Rollover RSUs remain subject to the same terms and conditions as set forth under the applicable award agreement prior to the Closing.

In addition to covering the Rollover RSUs, under the 2024 Plan, the Company is authorized to grant awards up to an aggregate 40,000,000 shares of common stock. The 2024 Plan provides for the grant of options, stock appreciation rights, Restricted Stock, RSUs, and other equity-based awards. As of December 31, 2024, awards for 10,670,118 shares remained available to be granted under the 2024 Plan.

The Company has issued RSUs that are subject to either service-based vesting conditions or service-based and performance-based vesting conditions. Compensation expense for service-based RSUs are recognized on a straight-line basis over the vesting period of the award. Compensation expense for service-based and performance-based RSUs (“Performance-Based RSUs”) are recognized when the performance condition, which is based on a liquidity event condition being satisfied, is deemed probable of achievement.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On the Closing Date, the Company issued an aggregate of 19,348,954 RSUs under the 2024 Plan to the Company’s Chief Executive Officer, Dr. Ryan Saadi (the “Special RSU Award”). Such RSUs immediately converted into shares of Restricted Stock, the restrictions on which lapse in four equal annual installments beginning on February 14, 2031 (“Vesting Period”). Pursuant to the terms of the Special RSU Award, Dr. Saadi will be entitled to vote the Restricted Stock, but the shares may not be sold, assigned, transferred, pledged, hypothecated, or otherwise encumbered, subject to forfeit. Dr. Saadi will automatically forfeit all unvested Restricted Stock in the event he departs the Company. The fair value per share for the Special RSU Award was determined to be $4.51 per share, equivalent to the Company’s stock price on the Closing Date, resulting in a total grant date fair value of $87,263,783. In accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”), the Company will recognize compensation expense on a straight-line basis from the Closing Date until the completion of the Vesting Period.

Restricted Stock and RSU activity was as follows:

	Service-Based Restricted Stock and RSUs
	Shares	Weighted average grant-date fair value
Nonvested as of January 1, 2023
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested as of December 31, 2023	—	$—
Granted	29,329,882	3.31
Vested	(2,639,628)	0.96
Forfeited	—	—
Nonvested as of December 31, 2024	26,690,254	$3.54

	Performance-Based RSUs
	Shares	Weighted average grant-date fair value
Nonvested as of January 1, 2023	9,894,958	2.85
Granted	1,027,796	4.16
Vested	—	—
Forfeited	(22,626)	4.39
Nonvested as of December 31, 2023	10,900,128	$2.97
Granted	—	—
Vested	(9,610,540)	2.87
Forfeited	—	—
Nonvested as of December 31, 2024	1,289,578	$3.70

As a result of the Merger, the liquidity event performance condition was achieved and therefore compensation cost of $25,233,487 for the year ended December 31, 2024 was recognized for the Performance-Based RSUs, of which 8,237,319 shares were issued and outstanding as of December 31, 2024, and 1,373,221 shares will be issued subsequent to December 31, 2024. There was $11,410,921 compensation cost related to Service-Based Restricted Stock and RSUs, for the year ended December 31, 2024, and 2,639,628 shares were issued and outstanding. There was $85,601,786 of unrecognized compensation cost related to Service-Based Restricted Stock and RSUs as of December 31, 2024, which will be expensed over a weighted average period of 7.0 years. There was $2,984,909 of unrecognized compensation cost related to Performance-Based RSUs as of December 31, 2024, which will be expensed over a weighted average period of 1.1 years.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company recorded stock-based compensation expense in the following expense categories in the accompanying consolidated statements of operations:

Year ended
December 31, 2024
Research and development	$27,019,781
General and administrative	13,744,355
Total	$40,764,136

 No stock-based compensation expense was recognized in 2023.